Long-term Debt - Convertible Notes 2020 (Details) - 2020 Convertible Notes Member - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Gross proceeds from issuance	$ 2,000,000.0
Interest rate	6.00%
Minimum gross proceeds from sale of preferred stock required for conversion	$ 2,000,000.0
Conversion price as percentage of the price per share paid by the other investors			80.00%
Embedded derivative fair value			$ 1,000,000.0
Initial carrying value			3,000,000.0
Accrued interest, current		$ 0	100,000
Total interest incurred		$ 300,000	100,000
Series B-1 Preferred Stock
Debt Instrument [Line Items]
Minimum gross proceeds from sale of preferred stock required for conversion			$ 10,000,000.0